Provisions and Other Contingencies - Schedule of Provisions (Details) - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Other Provisions [Abstract]
Provision for post sales client support and other provisions	$ 97	$ 76